Mizuho Financial Group, Inc., Parent Company (Condensed Statements of Income Parent Company Only) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income:
Total	[1]	¥ 3,384,100	¥ 3,258,900	¥ 2,505,600
Expenses:
Interest expense		495,407	411,982	401,565
Equity in undistributed net income of subsidiaries		28,969	17,502	27,975
Income tax expense		346,542	437,420	226,108
Net income attributable to MHFG shareholders		850,492	803,048	498,484
Parent Company
Income:
Management fees from subsidiaries		39,267	32,163	31,146
Other income		11,485	38,107	33,894
Total		343,636	414,938	350,170
Expenses:
Operating expenses		31,063	26,855	22,592
Interest expense		11,914	8,937	14,608
Other expense		9,203	2,693	5,724
Total		52,180	38,485	42,924
Equity in undistributed net income of subsidiaries		559,553	427,037	191,865
Income before income tax expense		851,009	803,490	499,111
Income tax expense		517	442	627
Net income attributable to MHFG shareholders		850,492	803,048	498,484
Parent Company | Banking Subsidiary
Income:
Dividends from subsidiaries and affiliated companies		272,070	316,035	282,022
Parent Company | Non Banking Subsidiaries And Affiliated Companies
Income:
Dividends from subsidiaries and affiliated companies		¥ 20,814	¥ 28,633	¥ 3,108

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.